Trade Accounts Receivables Factoring Agreement	12 Months Ended
Dec. 31, 2013
Trade Acounts Receivables Factoring Agreement [Abstract]
Trade Acounts Receivables Factoring Agreement
4.      Trade Accounts Receivables Factoring Agreement

In connection with the factoring agreement, renewed on November 12, 2013 and valid until November 14, 2014 the Company sold $761,194 and $572,662 of trade accounts receivable during the fiscal year 2012 and 2013, respectively, net of servicing fees of $1,738 and $1,563, included in the consolidated statements of income for the year ended December 31, 2012 and 2013 , respectively (Note 21).